Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue

13    Revenue

	Year ended December 31,
	2022			2021
	$			$
	Contracts			Contracts
	with			with
	customers	Leasing	Total	customers	Leasing	Total

Capital equipment	2,004	—	2,004	3,150	—	3,150
Recurring - non-capital	3,967	710	4,677	3,293	430	3,723
	5,971	710	6,681	6,443	430	6,873